Organization and Summary of Significant Accounting Policies (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Depreciation Expense	$ 14,544	$ 11,319	$ 10,022